UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2019

Date of reporting period:   November 30, 2018

 Item 1. Schedule of Investments.
Snow Capital Small Cap Value Fund
Schedule of Investments
November 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.46%
Air Freight & Logistics - 4.02%
Atlas Air Worldwide Holdings, Inc. (a)	26,378	$1,404,628
Auto Components - 4.56%
Cooper Tire & Rubber Co.	19,475	666,045
Gentherm, Inc. (a)	5,812	269,851
Modine Manufacturing Co. (a)	50,290	656,285
		1,592,181
Banks - 21.10%
BankUnited, Inc.	38,080	1,315,283
First Commonwealth Financial Corp.	92,655	1,291,611
FNB Corp.	127,309	1,560,808
Great Western Bancorp, Inc.	33,485	1,249,660
OFG Bancorp (b)	23,714	431,121
The Bancorp, Inc. (a)	23,010	228,950
Umpqua Holdings Corp.	67,246	1,293,813
		7,371,246
Building Products - 3.97%
Apogee Enterprises, Inc.	28,999	1,057,013
Insteel Industries, Inc.	12,014	330,866
		1,387,879
Capital Markets - 1.32%
Cowen, Inc. (a)	29,075	462,583
Chemicals - 0.11%
Venator Materials PLC (a)(b)	7,280	38,802
Commercial Services & Supplies - 0.75%
ACCO Brands Corp.	32,382	262,942
Construction & Engineering - 2.62%
AECOM (a)	24,015	772,323
Aegion Corp. (a)	7,502	143,288
		915,611
Containers & Packaging - 3.33%
Owens-Illinois, Inc.	63,335	1,164,731
Food & Staples Retailing - 0.79%
The Andersons, Inc.	8,301	274,431
Food Products - 6.13%
Pilgrim's Pride Corp. (a)	55,065	1,092,489
The Hain Celestial Group, Inc. (a)	50,605	1,047,524
		2,140,013
Health Care Providers & Services - 1.12%
Magellan Health, Inc. (a)	5,290	288,411
MEDNAX, Inc. (a)	2,585	103,917
		392,328
Hotels, Restaurants & Leisure - 5.49%
Bloomin' Brands, Inc.	23,320	455,906
The Cheesecake Factory, Inc.	30,970	1,461,474
		1,917,380
Insurance - 12.76%
American Equity Investment Life Holding Co.	46,630	1,591,482
CNO Financial Group, Inc.	74,985	1,372,226
National General Holdings Corp.	56,255	1,493,570
		4,457,278

Machinery - 3.10%
Kennametal, Inc.	5,910	247,156
L.B. Foster Co. - Class A (a)	7,079	136,979
Lydall, Inc. (a)	14,765	326,749
REV Group, Inc.	30,455	371,551
		1,082,435
Metals & Mining - 5.27%
B2Gold Corp. (a)(b)	66,900	163,905
Century Aluminum Co. (a)	18,960	170,261
Commercial Metals Co.	43,085	830,248
United States Steel Corp.	29,265	674,851
		1,839,265
Multiline Retail - 4.83%
Big Lots, Inc.	38,745	1,687,732
Oil, Gas & Consumable Fuels - 5.97%
Gulfport Energy Corp. (a)	95,645	814,895
PBF Energy, Inc. - Class A	10,896	421,457
Range Resources Corp.	58,270	847,829
		2,084,181
Professional Services - 0.50%
ASGN, Inc. (a)	2,540	175,895
Semiconductors & Semiconductor Equipment - 0.83%
Cypress Semiconductor Corp.	20,730	288,147
Technology Hardware, Storage & Peripherals - 7.31%
NCR Corp. (a)	25,300	701,063
Super Micro Computer, Inc. (a)	124,335	1,852,592
		2,553,655
Textiles, Apparel & Luxury Goods - 3.58%
Skechers U.S.A., Inc. - Class A (a)	46,315	1,250,505
TOTAL COMMON STOCKS (Cost $35,966,458)		34,743,848

MONEY MARKET FUND - 0.00%
Fidelity Investment Money Market Funds - Government Portfolio, Institutional Class, 2.100% (c)	600	600
TOTAL MONEY MARKET FUND (Cost $600)		600

Total Investments (Cost $35,967,058) - 99.46%		34,744,448
Other Assets in Excess of Liabilities - 0.54%		188,091
TOTAL NET ASSETS - 100.00%		$34,932,539
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of November 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

Snow Capital Long/Short Opportunity Fund
Schedule of Investments
November 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 82.76%
Banks - 9.89%
Bank of America Corp. (a)(b)	172,350	$4,894,740
BankUnited, Inc. (b)	119,400	4,124,076
JPMorgan Chase & Co. (a)(b)	62,400	6,938,255
		15,957,071
Biotechnology - 6.43%
Amgen, Inc. (b)	21,175	4,409,694
Biogen, Inc. (a)(b)(c)	17,875	5,965,244
		10,374,938
Capital Markets - 1.28%
The Goldman Sachs Group, Inc.	10,800	2,059,452
Communications Equipment - 2.13%
Cisco Systems, Inc.	72,000	3,446,640
Construction & Engineering - 3.02%
AECOM (b)(c)	151,800	4,881,888
Consumer Finance - 0.50%
Ally Financial, Inc. (b)	30,000	800,400
Containers & Packaging - 2.88%
International Paper Co.	100,800	4,655,952
Diversified Telecommunication Services - 2.76%
CenturyLink, Inc. (b)	237,000	4,455,600
Electric Utilities - 1.52%
Exelon Corp.	53,000	2,458,670
Food Products - 5.63%
Ingredion, Inc. (b)	34,075	3,559,475
The Hain Celestial Group, Inc. (c)	73,200	1,515,240
Tyson Foods, Inc. - Class A	68,000	4,008,600
		9,083,315
Health Care Equipment & Supplies - 2.64%
Zimmer Biomet Holdings, Inc. (a)(b)	36,475	4,268,305
Health Care Providers & Services - 2.31%
Laboratory Corp. of America Holdings (c)	25,600	3,728,384
Household Durables - 1.50%
PulteGroup, Inc.	91,410	2,424,193
Insurance - 6.99%
Athene Holding Ltd. (b)(c)(d)	99,800	4,340,302
MetLife, Inc. (a)	118,300	5,279,729
Prudential Financial, Inc.	17,700	1,659,552
		11,279,583
Interactive Media & Services - 1.44%
Alphabet, Inc. - Class C (c)	1,200	1,313,316
Facebook, Inc. - Class A (c)	7,200	1,012,392
		2,325,708
Machinery - 1.04%
PACCAR, Inc.	26,880	1,672,474
Media - 1.46%
The Interpublic Group of Cos., Inc.	100,000	2,350,000
Metals & Mining - 3.38%
Rio Tinto PLC - ADR	76,600	3,581,816
United States Steel Corp. (b)	80,980	1,867,399
		5,449,215
Multiline Retail - 0.84%
Big Lots, Inc.	31,200	1,359,072
Oil, Gas & Consumable Fuels - 9.86%
BP PLC - ADR (b)	100,700	4,063,245
Kinder Morgan, Inc.	241,400	4,120,698

Marathon Petroleum Corp.	54,900		3,577,284
Range Resources Corp. (b)	285,000		4,146,750
			15,907,977
Semiconductors & Semiconductor Equipment - 1.96%
Broadcom, Inc. (b)	7,330		1,740,215
Skyworks Solutions, Inc. (b)	19,670		1,431,386
			3,171,601
Software - 3.79%
Microsoft Corp.	15,900		1,763,151
Oracle Corp.	89,300		4,354,268
			6,117,419
Specialty Retail - 2.77%
Abercrombie & Fitch Co. - Class A (b)	107,000		2,237,370
Dick's Sporting Goods, Inc.	62,000		2,230,760
			4,468,130
Technology Hardware, Storage & Peripherals - 3.95%
Apple, Inc.	9,300		1,660,794
NCR Corp. (b)(c)	170,004		4,710,811
			6,371,605
Textiles, Apparel & Luxury Goods - 2.79%
PVH Corp.	21,100		2,331,761
Skechers U.S.A., Inc. - Class A (b)(c)	80,310		2,168,370
			4,500,131
TOTAL COMMON STOCKS (Cost $128,669,245)			133,567,723

PURCHASED OPTIONS - 0.01%
EXCHANGE TRADED CALL OPTIONS - 0.01%
Facebook, Inc. - Class A	Contracts	Notional Value
Expiration: March, 2019, Exercise Price: $160.000	70	$ 1,120,000	24,500
TOTAL PURCHASED OPTIONS (Cost $19,136)			24,500

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.76%
Equity Real Estate Investment Trusts (REITs) - 1.76%	Shares
Outfront Media, Inc.	136,700		2,840,626
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS) (Cost $3,105,441)			2,840,626

MONEY MARKET FUND - 16.77%
Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 2.100% (e)	27,062,160		27,062,160
TOTAL MONEY MARKET FUND (Cost $27,062,160)			27,062,160

Total Investments (Cost $158,855,982) - 101.30%			163,495,009
Liabilities in Excess of Other Assets - (1.30)%			(2,101,338)
TOTAL NET ASSETS - 100.00%			$161,393,671

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	All or a portion of this security is pledged as collateral for securities sold short.
(b)	All or a portion of this security may be subject to call options written.
(c)	Non-income producing security.
(d)	Foreign issued security.
(e)	Seven day yield as of November 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

Snow Capital Long/Short Opportunity Fund
Schedule of Securities Sold Short
November 30, 2018 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (20.55)%
COMMON STOCKS - (12.19)%
Banks - (0.40)%
BB&T Corp.	(12,620)	$(644,882)
Capital Markets - (2.44)%
CME Group, Inc.	(3,350)	(636,768)
Intercontinental Exchange, Inc.	(8,050)	(657,846)
Northern Trust Corp.	(6,730)	(667,818)
S&P Global, Inc.	(3,630)	(663,782)
TD Ameritrade Holding Corp.	(12,540)	(674,777)
The Charles Schwab Corp.	(14,180)	(635,264)
		(3,936,255)
Chemicals - (2.07)%
Air Products & Chemicals, Inc.	(4,100)	(659,567)
Ecolab, Inc.	(4,120)	(661,219)
FMC Corp.	(8,180)	(676,813)
RPM International, Inc.	(10,220)	(674,009)
The Sherwin-Williams Co.	(1,590)	(674,271)
		(3,345,879)
Containers & Packaging - (0.41)%
Avery Dennison Corp.	(6,970)	(671,908)
Energy Equipment & Services - (0.40)%
TechnipFMC PLC	(27,820)	(642,364)
Food Products - (0.41)%
McCormick & Co Inc.	(4,380)	(657,000)
Hotels, Restaurants & Leisure - (1.64)%
Darden Restaurants, Inc.	(5,780)	(638,921)
Domino's Pizza, Inc.	(2,390)	(662,795)
Hilton Worldwide Holdings, Inc.	(9,000)	(679,860)
McDonald's Corp.	(3,500)	(659,785)
		(2,641,361)
Household Products - (1.22)%
Colgate-Palmolive Co.	(10,170)	(645,998)
The Clorox Co.	(4,010)	(664,136)
The Procter & Gamble Co.	(6,980)	(659,680)
		(1,969,814)
Insurance - (0.40)%
Arthur J Gallagher & Co.	(8,340)	(642,764)
Oil, Gas & Consumable Fuels - (2.80)%
Diamondback Energy, Inc.	(5,910)	(652,346)
EOG Resources, Inc.	(6,310)	(651,886)
Hess Corp.	(11,720)	(631,591)
Occidental Peteroleum Corp.	(9,150)	(642,970)
ONEOK, Inc.	(10,660)	(654,844)
Pioneer Natural Resources Co.	(4,260)	(629,415)
The Williams Cos., Inc.	(26,090)	(660,599)

		(4,523,651)
TOTAL COMMON STOCKS (Proceeds: $19,332,764)		(19,675,878)

EXCHANGE TRADED FUNDS - (8.36)%
iShares Russell 1000 Value ETF	(20,193)	(2,493,432)
iShares Russell 2000 Growth ETF	(27,700)	(5,284,052)
SPDR S&P 500 ETF Trust	(20,745)	(5,718,359)
TOTAL EXCHANGE TRADED FUNDS (Proceeds: $13,766,958)		(13,495,843)

Total for Shares Sold Short (Proceeds: $33,099,722)		$(33,171,721)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC
(“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bank Global Fund Services, LLC.

Snow Capital Long/Short Opportunity Fund
Schedule of Options Written
November 30, 2018 (Unaudited)

	Contracts	Notional Value	Value
EXCHANGED TRADED CALL OPTIONS
Abercrombie & Fitch Co. - Class A
Expiration: February, 2019, Exercise Price: $25.00	(320)	$(669,120)	$(19,520)
AECOM
Expiration: March, 2019, Exercise Price: $35.00	(247)	(794,352)	(27,787)
Ally Financial, Inc.
Expiration: January, 2019, Exercise Price: $29.00	(300)	(800,400)	(6,000)
Amgen, Inc.
Expiration: January, 2019, Exercise Price: $200.00	(80)	(1,666,000)	(94,080)
Athene Holding Ltd.
Expiration: May, 2019, Exercise Price: $55.00	(157)	(682,793)	(5,495)
Bank of America Corp.
Expiration: January, 2019, Exercise Price: $31.00	(279)	(792,360)	(6,138)
Biogen, Inc.
Expiration: January, 2019, Exercise Price: $380.00	(30)	(1,001,160)	(3,480)
Expiration: January, 2019, Exercise Price: $400.00	(44)	(1,468,368)	(1,870)
BP PLC
Expiration: January, 2019, Exercise Price: $48.00	(180)	(726,300)	(720)
Broadcom, Inc.
Expiration: January, 2019, Exercise Price: $270.00	(32)	(759,712)	(5,440)
CenturyLink, Inc.
Expiration: January, 2019, Exercise Price: $24.00	(359)	(674,920)	(1,077)
Dick's Sporting Goods, Inc.
Expiration: January, 2019, Exercise Price: $43.00	(300)	(1,079,400)	(4,500)
Ingredion, Inc.
Expiration: January, 2019, Exercise Price: $110.00	(79)	(825,234)	(10,468)
JPMorgan Chase & Co.
Expiration: December, 2018, Exercise Price: $120.00	(72)	(800,568)	(864)
Expiration: January, 2019, Exercise Price: $115.00	(75)	(833,925)	(13,125)
NCR Corp.
Expiration: January, 2019, Exercise Price: $31.00	(279)	(773,109)	(8,370)
Range Resources Corp.
Expiration: January, 2019, Exercise Price: $20.00	(427)	(621,285)	(4,697)
Skechers U.S.A., Inc. -Class A
Expiration: January, 2019, Exercise Price: $33.00	(300)	(810,000)	(6,000)
Skyworks Solutions, Inc.
Expiration: January, 2019, Exercise Price: $95.00	(135)	(982,395)	(675)
United States Steel Corp.
Expiration: January, 2019, Exercise Price: $40.00	(250)	(576,500)	(1,000)
Zimmer Biomet Holdings, Inc.
Expiration: January, 2019, Exercise Price: $135.00	(64)	(748,928)	(1,600)
			(222,906)
EXCHANGED TRADED PUT OPTIONS
Alphabet, Inc. - Class C
Expiration: January, 2019, Exercise Price: $1,150.00	(15)	(1,641,645)	(116,925)
Amazon.com, Inc.
Expiration: January, 2019, Exercise Price: $1,800.00	(6)	(1,014,102)	(87,000)
Apple, Inc.
Expiration: January, 2019, Exercise Price: $205.00	(154)	(2,750,132)	(416,108)
Big Lots, Inc.
Expiration: January, 2019, Exercise Price: $35.00	(251)	(1,093,356)	(8,283)
Communication Services Select Sector SPDR Fund
Expiration: December, 2018, Exercise Price: $45.00	(385)	(1,732,885)	(50,050)
Dick's Sporting Goods, Inc.
Expiration: January, 2019, Exercise Price: $27.00	(300)	(1,079,400)	(3,000)
Facebook, Inc. - Class A

Expiration: March, 2019, Exercise Price: $110.00	(70)	(984,270)	(10,150)
Laboratory Corp. of America Holdings
Expiration: December, 2018, Exercise Price: $165.00	(50)	(728,200)	(100,550)
Microsoft Corp.
Expiration: January, 2019, Exercise Price: $100.00	(88)	(975,832)	(8,360)
Mohawk Industries, Inc.
Expiration: January, 2019, Exercise Price: $150.00	(58)	(742,748)	(130,790)
NCR Corp.
Expiration: January, 2019, Exercise Price: $23.00	(376)	(1,041,896)	(7,520)
PBF Energy, Inc.
Expiration: January, 2019, Exercise Price: $43.00	(201)	(777,468)	(101,505)
PVH Corp.
Expiration: January, 2019, Exercise Price: $105.00	(75)	(828,825)	(24,000)
SPDR S&P 500 ETF Trust
Expiration: December, 2018, Exercise Price: $265.00	(171)	(4,713,615)	(35,226)
Target Corp.
Expiration: March, 2019, Exercise Price: $65.00	(100)	(709,600)	(23,500)
The CheeseCake Factory, Inc.
Expiration: January, 2019, Exercise Price: $40.00	(30)	(141,570)	(570)
The Walt Disney Co.
Expiration: January, 2019, Exercise Price: $105.00	(82)	(947,018)	(5,002)
Tyson Foods, Inc. - Class A
Expiration: January, 2019, Exercise Price: $55.00	(157)	(925,515)	(10,205)
Zimmer Biomet Holdings, Inc.
Expiration: December, 2018, Exercise Price: $115.00	(75)	(877,650)	(13,500)
			(1,152,244)
Total Options Written (Premiums received $1,446,216)			$(1,375,150)

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the Snow Capital Family of Funds (the “Funds”) represents a distinct portfolio with its own investment objectives and policies within the Trust. The investment objective of the Snow Capital Long/Short Opportunity Fund is protection of investment principal and long-term capital appreciation. The investment objective of the Snow Capital Small Cap Value Fund is long-term capital appreciation. The investment objective of the Snow Capital Focused Value Fund is long-term growth of capital. The investment objective of the Snow Capital Equity Income Fund is long-term growth of capital and income. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Trust are segregated, and a shareholder’s interest is limited to the Funds in which shares are held. The Trust has designated three classes of Fund shares, Class A, Class C and Institutional Class, for the Long/Short Opportunity and Small Cap Value Funds and two share classes, Class A and Institutional Class, for the Focused Value and Equity Income Funds. The classes differ principally in their respective distribution expense arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.25% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Funds’ prospectus. Class A shares are subject to a contingent deferred sales charge of 0.50% for purchases made at the $1,000,000 breakpoint that are redeemed within twelve months of purchase. Class C shares are subject to a contingent deferred sales charge for redemptions made within twelve months of purchase, in accordance with the Funds’ prospectus. The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. Institutional Class shares are no-load shares. The Snow Capital Long/Short Opportunity Fund became effective and commenced operations on April 28, 2006. The Snow Capital Small Cap Value Fund became effective and commenced operations on November 30, 2010. Each of the Snow Capital Equity Income Fund and the Snow Capital Focused Value Fund became effective and commenced operations on March 28, 2013. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Snow Capital Management L.P. (the “Adviser”), the Funds’ investment adviser.

Pursuant to a reorganization that took place after the close of business on October 28, 2016 (the “Reorganization”), the Snow Capital Focused Value Fund and Snow Capital Equity Income Fund are each the successor to the Snow Capital Focused Value Fund, and Snow Capital Equity Income Fund, both a series of the 360 Funds (the “Predecessor Funds”), respectively. The Predecessor Funds and the Funds have the same investment objectives and substantiallythe same strategies and investment policies.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”)).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the security will be priced at fair value in accordance with the procedures approved by the Board of Trustees. Any discount or premium is accreted or amortized using the constant yield method over the life of the security. Constant yield amortization takes into account the income that is produced on a debt security.This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under fair value pricing procedures approved by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust’s valuation committee.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1 – Quoted prices in active markets for identical securities.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended November 30, 2018, no securities were transferred into or out of Level 1 or 2. The Funds held no Level 3 securities throughout the period ended November 30, 2018. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of November 30, 2018.

	Snow Capital Small Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$34,743,848	$-	$-	$34,743,848
Total Equity	34,743,848	-	-	34,743,848
Money Market Funds	600	-	-	600
Total Investments in Securities	$34,744,448	$-	$-	$34,744,448

	Snow Capital Long/Short Opportunity Fund
Assets:	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$133,567,723	$-	$-	$133,567,723
Real Estate Investment Trusts	2,840,626	-	-	2,840,626
Total Equity	136,408,349	-	-	136,408,349
Purchased Options	24,500	-	-	24,500
Money Market Funds	27,062,160	-	-	27,062,160
Total Investments in Securities	$163,495,009	$-	$-	$163,495,009

Liabilities:
Securities Sold Short*	$(33,171,721)	$-	$-	$(33,171,721)
Written Options	(1,054,365)	(320,785)	-	(1,375,150)
Total Liabilities	$(34,226,086)	$(320,785)	$-	$(34,546,871)

* For further information on security characteristics, see the Schedules of Investment.

The Snow Capital Small Cap Value, Focused Value and Equity Income Funds did not hold derivative instruments during the period presented.

The Snow Capital Long/Short Opportunity Fund may use certain options and futures contracts and options on futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2018 was as follows:

Snow Capital Long/Short Opportunity Fund
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$24,500	Options written, at value	(1,375,150)

Total		$24,500		$(1,375,150)

The effect of derivative instruments on the income for the period March 1, 2018 through November 30, 2018 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(36,396)	$2,301,575	$2,265,179
Total	$(36,396)	$2,301,575	$2,265,179

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(8,840)	$(603,507)	$(612,347)
Total	$(8,840)	$(603,507)	$(612,347)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
    John Buckel, President

Date         1/24/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
    John Buckel, President

Date         1/24/2019

By (Signature and Title)*/s/ Jennifer Lima
        Jennifer Lima, Treasurer

Date         1/24/2019

* Print the name and title of each signing officer under his or her signature.